Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	Useful life	December 31, 2019	December 31, 2018
Trademarks	N/A	$-	$29,440